UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-10371

LORD ABBETT EQUITY TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 7/31

Date of reporting period: 10/31/2017

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND October 31, 2017

Investments	Shares	Fair Value (000)
Common Stocks 99.49%

Aerospace & Defense 1.39%

Raytheon Co.	14,400	$2,595
Spirit AeroSystems Holdings, Inc. Class A	41,600	3,332
United Technologies Corp.	8,200	982
Total		6,909

Airlines 0.87%

Alaska Air Group, Inc.	27,700	1,829
Delta Air Lines, Inc.	50,200	2,511
Total		4,340

Automobiles 0.80%

Ford Motor Co.	325,300	3,991

Banks 13.19%

Bank of America Corp.	481,800	13,197
CIT Group, Inc.	81,300	3,790
Citigroup, Inc.	49,800	3,660
Citizens Financial Group, Inc.	158,100	6,010
JPMorgan Chase & Co.	210,400	21,168
KeyCorp	313,100	5,714
U.S. Bancorp	161,400	8,777
Wells Fargo & Co.	59,500	3,340
Total		65,656

Beverages 0.67%

Molson Coors Brewing Co. Class B	41,100	3,324

Biotechnology 0.85%

Alexion Pharmaceuticals, Inc.*	7,900	945
Amgen, Inc.	18,800	3,294
Total		4,239

Building Products 1.19%

Johnson Controls International plc	143,500	5,939

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND October 31, 2017

Investments	Shares	Fair Value (000)
Capital Markets 3.63%

Affiliated Managers Group, Inc.	13,800	$2,574
Ameriprise Financial, Inc.	6,600	1,033
E*TRADE Financial Corp.*	125,800	5,484
Invesco Ltd.	137,600	4,925
Lazard Ltd. Class A	84,800	4,031
Total		18,047

Chemicals 2.70%

Celanese Corp. Series A	9,400	981
DowDuPont, Inc.	32,900	2,379
Eastman Chemical Co.	57,900	5,258
LyondellBasell Industries NV Class A	46,800	4,845
Total		13,463

Communications Equipment 1.63%

Cisco Systems, Inc.	237,000	8,093

Consumer Finance 2.39%

Capital One Financial Corp.	43,000	3,964
Discover Financial Services	87,000	5,788
Synchrony Financial	66,300	2,163
Total		11,915

Diversified Consumer Services 0.80%

H&R Block, Inc.	160,700	3,976

Diversified Financial Services 2.26%

Berkshire Hathaway, Inc. Class B*	39,100	7,309
Voya Financial, Inc.	97,700	3,924
Total		11,233

Diversified Telecommunication Services 3.02%

AT&T, Inc.	289,100	9,728
Frontier Communications Corp.	69,980	848
Verizon Communications, Inc.	93,300	4,466
Total		15,042

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND October 31, 2017

Investments	Shares	Fair Value (000)
Electric: Utilities 4.45%

FirstEnergy Corp.	38,700	$1,275
Great Plains Energy, Inc.	61,800	2,029
NextEra Energy, Inc.	42,400	6,575
PG&E Corp.	108,100	6,245
PPL Corp.	160,600	6,032
Total		22,156

Electrical Equipment 0.93%

Eaton Corp. plc	27,800	2,224
Hubbell, Inc.	19,000	2,391
Total		4,615

Energy Equipment & Services 1.45%

Rowan Cos., plc Class A*	150,500	2,157
Schlumberger Ltd.	79,100	5,062
Total		7,219

Equity Real Estate Investment Trusts 4.79%

AvalonBay Communities, Inc.	32,500	5,893
Digital Realty Trust, Inc.	18,700	2,215
Duke Realty Corp.	157,800	4,494
Extra Space Storage, Inc.	22,600	1,844
Federal Realty Investment Trust	26,100	3,146
Liberty Property Trust	20,600	883
UDR, Inc.	41,700	1,617
Vornado Realty Trust	50,200	3,758
Total		23,850

Food & Staples Retailing 2.64%

Kroger Co. (The)	157,900	3,269
Wal-Mart Stores, Inc.	47,100	4,112
Walgreens Boots Alliance, Inc.	86,900	5,759
Total		13,140

Food Products 2.08%

Archer-Daniels-Midland Co.	28,300	1,157
Kraft Heinz Co. (The)	18,200	1,407
Mondelez International, Inc. Class A	67,400	2,792
Tyson Foods, Inc. Class A	68,200	4,973
Total		10,329

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND October 31, 2017

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies 3.56%

Abbott Laboratories	145,700	$7,901
Baxter International, Inc.	95,400	6,151
Medtronic plc (Ireland)(a)	45,800	3,688
Total		17,740

Health Care Providers & Services 1.98%

Aetna, Inc.	12,500	2,125
Cardinal Health, Inc.	60,200	3,727
Envision Healthcare Corp.*	30,900	1,316
McKesson Corp.	9,400	1,296
UnitedHealth Group, Inc.	6,700	1,409
Total		9,873

Hotels, Restaurants & Leisure 0.44%

Carnival Corp.	32,700	2,171

Household Durables 1.10%

Newell Brands, Inc.	93,800	3,825
Whirlpool Corp.	10,100	1,656
Total		5,481

Household Products 1.83%

Kimberly-Clark Corp.	13,700	1,542
Procter & Gamble Co. (The)	87,600	7,563
Total		9,105

Industrial Conglomerates 1.52%

General Electric Co.	375,898	7,578

Information Technology Services 1.07%

DXC Technology Co.	18,400	1,684
International Business Machines Corp.	23,650	3,643
Total		5,327

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND October 31, 2017

Investments	Shares	Fair Value (000)
Insurance 5.32%

Allstate Corp. (The)	99,900	$9,377
Chubb Ltd. (Switzerland)(a)	27,800	4,193
Hartford Financial Services Group, Inc. (The)	87,800	4,833
Prudential Financial, Inc.	60,800	6,716
RenaissanceRe Holdings Ltd.	9,700	1,342
Total		26,461

Machinery 0.77%

Caterpillar, Inc.	13,800	1,874
Pentair plc (United Kingdom)(a)	27,500	1,938
Total		3,812

Media 1.81%

Comcast Corp. Class A	133,900	4,825
Regal Entertainment Group Class A	60,200	984
Walt Disney Co. (The)	32,700	3,198
Total		9,007

Multi-Line Retail 0.51%

Target Corp.	43,000	2,539

Multi-Utilities 1.74%

Dominion Energy, Inc.	29,400	2,386
SCANA Corp.	20,400	880
Sempra Energy	46,000	5,405
Total		8,671

Oil, Gas & Consumable Fuels 9.24%

Anadarko Petroleum Corp.	42,200	2,083
Chevron Corp.	149,900	17,372
ConocoPhillips	134,400	6,875
Devon Energy Corp.	99,500	3,672
Exxon Mobil Corp.	90,100	7,510
Kinder Morgan, Inc.	124,100	2,247
Valero Energy Corp.	78,800	6,216
Total		45,975

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND October 31, 2017

Investments	Shares	Fair Value (000)
Pharmaceuticals 7.28%

Allergan plc	10,300	$1,826
Johnson & Johnson	101,300	14,122
Merck & Co., Inc.	99,300	5,470
Pfizer, Inc.	422,200	14,802
Total		36,220

Road & Rail 0.55%

Union Pacific Corp.	23,500	2,721

Semiconductors & Semiconductor Equipment 4.27%

Applied Materials, Inc.	27,800	1,569
Intel Corp.	264,100	12,014
Micron Technology, Inc.*	39,300	1,741
ON Semiconductor Corp.*	279,100	5,950
Total		21,274

Software 0.74%

FireEye, Inc.*	110,700	1,873
Oracle Corp.	35,300	1,797
Total		3,670

Specialty Retail 0.66%

Dick’s Sporting Goods, Inc.	49,300	1,206
Sally Beauty Holdings, Inc.*	120,300	2,083
Total		3,289

Technology Hardware, Storage & Peripherals 1.60%

Apple, Inc.	13,300	2,248
HP, Inc.	105,200	2,267
NetApp, Inc.	77,900	3,461
Total		7,976

Tobacco 1.12%

Philip Morris International, Inc.	53,100	5,556

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND October 31, 2017

Investments	Shares	Fair Value (000)
Trading Companies & Distributors 0.65%

Air Lease Corp.	74,100	$3,220
Total Common Stocks (cost $475,478,483)		495,142

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.46%

Repurchase Agreement

Repurchase Agreement dated 10/31/2017, 0.12% due 11/1/2017 with Fixed Income Clearing Corp. collateralized by $2,210,000 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2020; value: $2,324,993; proceeds: $2,278,852 (cost $2,278,844)	$2,279	2,279
Total Investments in Securities 99.95% (cost $477,757,327)		497,421

Other Assets in Excess of Liabilities(b) 0.05%		246

Net Assets 100.00%		$497,667

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Other Assets in Excess of Liabilities include net unrealized appreciation on futures contracts as follows:

Open Futures Contracts at October 31, 2017:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
E-Mini S&P 500 Index	December 2017	15	Long	$1,913,419	$1,929,525	$16,106

The following is a summary of the inputs used as of October 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$495,142	$—	$—	$495,142
Repurchase Agreement	—	2,279	—	2,279
Total	$495,142	$2,279	$—	$497,421
Other Financial Instruments
Futures Contracts
Assets	$16	$—	$—	$16
Liabilities	—	—	—	—
Total	$16	$—	$—	$16

(1)	Refer to Note 2(e) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended October 31, 2017.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND October 31, 2017

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.53%

Aerospace & Defense 2.07%

L3 Technologies, Inc.	41,300	$7,731
Spirit AeroSystems Holdings, Inc. Class A	64,600	5,174
Textron, Inc.	154,700	8,159
Total		21,064

Airlines 1.47%

Alaska Air Group, Inc.	37,500	2,476
American Airlines Group, Inc.	160,700	7,524
United Continental Holdings, Inc.*	85,400	4,994
Total		14,994

Auto Components 0.49%

Lear Corp.	28,600	5,022

Banks 7.89%

CIT Group, Inc.	267,800	12,485
Citizens Financial Group, Inc.	421,300	16,013
Comerica, Inc.	162,000	12,728
East West Bancorp, Inc.	113,500	6,792
KeyCorp	827,500	15,102
M&T Bank Corp.	102,800	17,144
Total		80,264

Beverages 0.82%

Molson Coors Brewing Co. Class B	103,200	8,346

Building Products 0.32%

USG Corp.*	95,600	3,282

Capital Markets 3.67%

E*TRADE Financial Corp.*	113,900	4,965
Invesco Ltd.	568,500	20,346
Lazard Ltd. Class A	164,300	7,811
T. Rowe Price Group, Inc.	44,800	4,162
Total		37,284

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND October 31, 2017

Investments	Shares	Fair Value (000)
Chemicals 2.95%

Albemarle Corp.	43,000	$6,058
Celanese Corp. Series A	69,400	7,239
Eastman Chemical Co.	130,900	11,887
Huntsman Corp.	151,401	4,848
Total		30,032

Commercial Services & Supplies 0.74%

KAR Auction Services, Inc.	123,800	5,860
Pitney Bowes, Inc.	123,900	1,702
Total		7,562

Communications Equipment 0.81%

Juniper Networks, Inc.	330,600	8,209

Construction & Engineering 0.31%

AECOM*	90,000	3,155

Consumer Finance 1.31%

Synchrony Financial	408,200	13,315

Containers & Packaging 2.06%

Avery Dennison Corp.	71,400	7,581
Bemis Co., Inc.	66,500	2,994
Crown Holdings, Inc.*	91,000	5,475
WestRock Co.	80,500	4,937
Total		20,987

Diversified Telecommunication Services 0.13%

Frontier Communications Corp.	107,880	1,306

Electric: Utilities 5.52%

Alliant Energy Corp.	184,300	7,973
Edison International	156,500	12,512
Eversource Energy	76,000	4,761
FirstEnergy Corp.	98,100	3,232
Great Plains Energy, Inc.	265,600	8,720
Pinnacle West Capital Corp.	111,300	9,762
Xcel Energy, Inc.	185,800	9,201
Total		56,161

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND October 31, 2017

Investments	Shares	Fair Value (000)
Electrical Equipment 0.56%

Hubbell, Inc.	45,300	$5,700

Electronic Equipment, Instruments & Components 0.89%

Arrow Electronics, Inc.*	60,600	5,065
Jabil, Inc.	141,300	3,996
Total		9,061

Energy Equipment & Services 1.84%

National Oilwell Varco, Inc.	193,900	6,629
Rowan Cos., plc Class A*	599,000	8,584
Superior Energy Services, Inc.*	393,500	3,471
Total		18,684

Equity Real Estate Investment Trusts 13.40%

American Homes 4 Rent Class A	210,300	4,475
Apartment Investment & Management Co. Class A	137,700	6,056
AvalonBay Communities, Inc.	45,400	8,232
Digital Realty Trust, Inc.	45,300	5,365
Duke Realty Corp.	424,500	12,090
GGP, Inc.	444,900	8,658
HCP, Inc.	115,300	2,979
Kimco Realty Corp.	483,600	8,782
Mid-America Apartment Communities, Inc.	55,300	5,660
Prologis, Inc.	169,500	10,946
Realty Income Corp.	58,800	3,156
Regency Centers Corp.	95,400	5,872
SL Green Realty Corp.	119,100	11,396
Starwood Property Trust, Inc.	290,400	6,247
UDR, Inc.	319,900	12,409
Ventas, Inc.	211,400	13,265
Vornado Realty Trust	143,700	10,758
Total		136,346

Food & Staples Retailing 0.81%

US Foods Holding Corp.*	302,000	8,239

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND October 31, 2017

Investments	Shares	Fair Value (000)
Food Products 2.69%

Bunge Ltd.	106,300	$7,311
Pilgrim’s Pride Corp.*	115,400	3,668
Pinnacle Foods, Inc.	80,300	4,370
Tyson Foods, Inc. Class A	165,300	12,052
Total		27,401

Health Care Equipment & Supplies 1.48%

Hologic, Inc.*	168,200	6,367
Zimmer Biomet Holdings, Inc.	71,100	8,647
Total		15,014

Health Care Providers & Services 3.21%

Cardinal Health, Inc.	147,300	9,118
Centene Corp.*	52,600	4,927
Cigna Corp.	42,100	8,303
Envision Healthcare Corp.*	162,000	6,901
Quest Diagnostics, Inc.	35,800	3,357
Total		32,606

Hotels, Restaurants & Leisure 2.65%

Aramark	152,200	6,649
MGM Resorts International	202,700	6,355
Royal Caribbean Cruises Ltd.	112,900	13,974
Total		26,978

Household Durables 2.73%

DR Horton, Inc.	158,200	6,994
Leggett & Platt, Inc.	61,700	2,916
Newell Brands, Inc.	287,900	11,740
Toll Brothers, Inc.	132,400	6,096
Total		27,746

Independent Power and Renewable Electricity Producer 0.93%

AES Corp.	888,600	9,446

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND October 31, 2017

Investments	Shares	Fair Value (000)
Information Technology Services 1.71%

Fidelity National Information Services, Inc.	60,700	$5,631
Leidos Holdings, Inc.	188,100	11,760
Total		17,391

Insurance 7.22%

Arthur J Gallagher & Co.	132,300	8,379
Everest Re Group Ltd.	29,200	6,934
Hartford Financial Services Group, Inc. (The)	175,100	9,639
Principal Financial Group, Inc.	119,300	7,856
Progressive Corp. (The)	184,300	8,966
Reinsurance Group of America, Inc.	42,800	6,393
Validus Holdings Ltd.	123,300	6,421
XL Group Ltd.	465,800	18,851
Total		73,439

Life Sciences Tools & Services 2.04%

Agilent Technologies, Inc.	129,800	8,830
PerkinElmer, Inc.	165,400	11,962
Total		20,792

Machinery 4.09%

Cummins, Inc.	28,300	5,006
Dover Corp.	143,700	13,722
Parker-Hannifin Corp.	25,200	4,602
Pentair plc (United Kingdom)(a)	138,200	9,737
Stanley Black & Decker, Inc.	53,000	8,562
Total		41,629

Media 1.08%

News Corp. Class A	391,100	5,342
Regal Entertainment Group Class A	343,700	5,620
Total		10,962

Multi-Line Retail 1.14%

Dollar General Corp.	69,600	5,627
Kohl’s Corp.	63,300	2,643
Macy’s, Inc.	179,300	3,364
Total		11,634

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND October 31, 2017

Investments	Shares	Fair Value (000)
Multi-Utilities 3.97%

Consolidated Edison, Inc.	79,900	$6,875
Public Service Enterprise Group, Inc.	195,700	9,628
SCANA Corp.	168,046	7,250
Sempra Energy	141,700	16,650
Total		40,403

Oil, Gas & Consumable Fuels 6.17%

Cimarex Energy Co.	92,500	10,816
Continental Resources, Inc.*	111,000	4,519
EQT Corp.	90,600	5,666
Hess Corp.	179,200	7,914
Marathon Oil Corp.	545,200	7,753
Marathon Petroleum Corp.	202,900	12,121
Pioneer Natural Resources Co.	48,100	7,199
Range Resources Corp.	119,000	2,155
Williams Cos., Inc. (The)	162,500	4,631
Total		62,774

Professional Services 1.07%

ManpowerGroup, Inc.	88,400	10,898

Real Estate Management & Development 0.82%

Jones Lang LaSalle, Inc.	38,300	4,959
Realogy Holdings Corp.	103,400	3,343
Total		8,302

Road & Rail 0.92%

Kansas City Southern	89,400	9,317

Semiconductors & Semiconductor Equipment 2.12%

Lam Research Corp.	22,000	4,589
Marvell Technology Group Ltd.	167,000	3,084
ON Semiconductor Corp.*	653,500	13,933
Total		21,606

Specialty Retail 1.87%

Burlington Stores, Inc.*	42,200	3,962
Dick’s Sporting Goods, Inc.	120,500	2,949
Murphy USA, Inc.*	39,000	2,900

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND October 31, 2017

Investments	Shares	Fair Value (000)
Specialty Retail (continued)

Penske Automotive Group, Inc.	129,900	$6,056
Sally Beauty Holdings, Inc.*	183,600	3,178
Total		19,045

Technology Hardware, Storage & Peripherals 1.67%

NetApp, Inc.	243,700	10,825
Western Digital Corp.	69,100	6,169
Total		16,994

Textiles, Apparel & Luxury Goods 1.23%

PVH Corp.	98,600	12,503

Trading Companies & Distributors 0.66%

Air Lease Corp.	154,300	6,704
Total Common Stocks (cost $983,509,230)		1,012,597

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.48%

Repurchase Agreement

Repurchase Agreement dated 10/31/2017, 0.12% due 11/1/2017 with Fixed Income Clearing Corp. collateralized by $4,775,000 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2020; value: $5,023,458; proceeds: $4,922,071 (cost $4,922,054)	$4,922	4,922
Total Investments in Securities 100.01% (cost $988,431,284)		1,017,519

Liabilities in Excess of Other Assets(b) (0.01)%		(144)

Net Assets 100.00%		$1,017,375

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Liabilities in Excess of Other Assets include net unrealized appreciation on futures contracts as follows:

Open Futures Contracts at October 31, 2017:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
E-Mini S&P 500 Index	December 2017	32	Long	$4,090,242	$4,116,320	$26,078

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND October 31, 2017

The following is a summary of the inputs used as of October 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$1,012,597	$—	$—	$1,012,597
Repurchase Agreement	—	4,922	—	4,922
Total	$1,012,597	$4,922	$—	$1,017,519
Other Financial Instruments
Futures Contracts
Assets	$26	$—	$—	$26
Liabilities	—	—	—	—
Total	$26	$—	$—	$26

(1)	Refer to Note 2(e) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended October 31, 2017.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Equity Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust was formed on May 1, 2001 and is organized as a Delaware statutory trust. The Trust consists of the following two funds (each, a “Fund” and collectively, the “Funds”): Lord Abbett Calibrated Large Cap Value Fund (“Calibrated Large Cap Value Fund”) and Lord Abbett Calibrated Mid Cap Value Fund (“Calibrated Mid Cap Value Fund”).

The investment objective of each Fund is total return.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Futures Contracts-Each Fund may purchase and sell index futures contracts to manage cash or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(d)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

Notes to Schedule of Investments (unaudited)(concluded)

(e)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of October 31, 2017 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. FEDERAL TAX INFORMATION

As of October 31, 2017, the aggregate unrealized security gains and losses based on investments and other financial instruments for U.S. federal income tax purposes were as follows:

	Calibrated Large Cap Value Fund	Calibrated Mid Cap Value Fund
Tax cost	$482,345,421	$1,005,371,810
Gross unrealized gain	42,822,827	74,390,369
Gross unrealized loss	(27,731,394)	(62,217,110)
Net unrealized security gain	$15,091,433	$12,173,259

The difference between book-basis and tax basis unrealized gains (losses) is attributable to the tax treatment of certain distribution, futures and wash sales.

4. DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Each Fund entered into E-Mini S&P 500 Index futures contracts for the period ended October 31, 2017 (as described in note 2(c)) to manage cash. The Funds bear the risk that the underlying index will move unexpectedly, in which case each Fund may realize a loss. There is minimal counterparty credit risk to each Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of October 31, 2017, Calibrated Large Cap Value Fund and Calibrated Mid Cap Value Fund had index futures contracts with a cumulative unrealized depreciation of $16,106 and $26,078, respectively, which is included on the Schedule of Investments.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT EQUITY TRUST

	By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: December 21, 2017

	By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: December 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: December 21, 2017

	By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: December 21, 2017